Contracts in Progress - Schedule of Earnings in Excess of Billings On Uncompleted Contracts (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 20,691	$ 21,616
Estimated earnings	7,434	9,067
Total cost incurred on uncompleted contract	28,125	30,683
Less - billings and progress payments	26,832	28,879
Costs and estimated earnings in excess of billings on uncompleted contracts	1,293	1,804
Less: Long-term portion	680	708
Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$ 613	$ 1,096